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June 16, 2004                                                        37271.00001


Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, DC  20549

Re:   Excelsior Buyout Investors, LLC (the "Fund")
      Rule 497(j)
      (No. 333-102578)
      --------------------

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the form of prospectus contained in the post-effective amendment to the registration statement on Form N-2 for the Fund does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on June 8, 2004, pursuant to Rule 486(b).

Very truly yours,


/s/ Brian F. Hurley

Brian F. Hurley
for PAUL, HASTINGS, JANOFSKY & WALKER LLP